Subsequent Events (Details) - USD ($)	Sep. 30, 2020	Sep. 28, 2020	Jun. 30, 2020
Subsequent Event [Line Items]
Aggregate principal amount	$ 30,000,000
Share Price	$ 9.20		$ 9.20
Common Stock Shares Outstanding	3,089,202		3,075,821
Appharvest
Subsequent Event [Line Items]
Aggregate principal amount	$ 30,000,000
Share Price	$ 9.50
Common Stock Shares Outstanding		50,000,000
Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount		$ 30,000,000
Share Price		$ 9.50